ARK Funds
                            One Freedom Valley Drive
                                 Oaks, PA 19456







                                 March 13, 2001


EDGAR FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                           RE:   ARK Funds (the "Trust")
                                 FILE NOS. 33-53690 AND 811-7310
                                 -------------------------------


Ladies and Gentlemen:

         Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, the above-named registrant hereby certifies that the forms of prospectus and statement of additional information dated February 21, 2001, that would have been filed under paragraph (c) of Rule 497 do not differ from the forms of prospectus and statement of additional information contained in the most recent amendment to the Trust's registration statement on Form N-1A, Post-Effective Amendment No. 32, which was filed electronically on February 21, 2001.

         If you have any questions regarding the foregoing, please call me at
(410) 545-2038.


                                                     Sincerely,

                                                     ARK FUNDS



                                                 By: /S/ THOMAS R. RUS
                                                     ---------------------
                                                     Thomas R. Rus
                                                     Secretary